LONG-TERM DEBT AND OTHER BORROWINGS, NET - Summary of Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Debt Instrument [Line Items]
Total		$ 425,408				$ 425,980
Less—current portion	$ (5,370)	(5,345)	$ (5,319)	$ (3,165)	$ (3,206)	(3,326)	$ (3,153)	$ (3,153)	$ (3,153)
Less—equity component, net of accumulated amortization		0				(15,517)
Less—debt issuance cost, net of accumulated amortization of $8.5 million and $6.1 million, respectively		(6,153)				(8,022)
Long-term debt and other borrowings, net	$ 413,090	413,910	$ 414,683	$ 413,788	$ 414,026	399,115	$ 378,356	$ 297,773	$ 298,010
Accumulated amortization of debt issuance cost		8,500				6,100
Term Loan – UBS
Debt Instrument [Line Items]
Total		302,654				305,807
Notes under the Backstop Agreement
Debt Instrument [Line Items]
Total		120,000				120,000
Other Borrowings
Debt Instrument [Line Items]
Total		$ 2,754				$ 173